Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

December 28, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Sally Samuel

Re:	Advantage Funds, Inc.
(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 152 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to make certain investment management-related changes to Dreyfus Global Dynamic Bond Fund (the "Fund"), a series of the Registrant. Such changes include:

•	Adopting a new investment policy that requires the Fund, under normal market conditions, to invest at least 10% of its net assets in each of government bonds, emerging market sovereign debt and investment grade and high yield corporate instruments;

•	Changing the Fund's performance baseline benchmark from USD 1-Month LIBOR to USD 1-Month LIBOR plus 3% before fees and expenses, over a five-year period; and

•	Changing the name of the Fund to Dreyfus Global Dynamic Bond Income Fund to better reflect the new investment policy.

The Registrant filed a supplement to the Fund's prospectus on Form 497 on March 1, 2018 to notify shareholders of investment management-related changes to the Fund that were substantially similar to the changes described above. Those changes became effective on or about March 19, 2018. On April 18, 2018, the Registrant filed a second supplement to the Fund's prospectus on Form 497 to notify shareholders of the investment management-related changes described above, which became effective immediately.

The prospectus and statement of additional information included in the Amendment are marked to show changes from the currently effective versions thereof.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, update financial and other information, incorporate comments of the staff of the Securities and Exchange Commission and make certain other revisions.

Please telephone the undersigned at 212.969.3376, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	David Stephens

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